Time charter revenues and net investment in direct financing lease (Tables)	12 Months Ended
Dec. 31, 2017
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2017, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Total
2018	$127,446
2019	127,446
2020	96,145
2021	79,606
2022	79,606
Thereafter	621,966
Total	$1,132,215

Schedule Of Direct Financing Lease Reflected As Net Investment [Table Text Block]
The direct financing lease is reflected on the consolidated balance sheets as net investment in direct financing lease, a receivable, as follows:

	As of December 31,
(in thousands of U.S. dollars)	2017	2016
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,606)	(440,606)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,563	297,563
Principal repayment and amortization	(10,937)	(7,452)
Net investment in direct financing lease at December 31	286,626	290,111
Less: Current portion	(3,806)	(3,485)
Long term net investment in direct financing lease	$282,820	$286,626